Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2018	2017	2016
Current	$3,163,789	1,539,515	$1,554,060
Deferred	(196,909)	(283,861)	(105,137)
Total	$2,966,880	1,255,654	$1,448,923

Schedule of reconciliations of company's effective income tax rate
	For the Years Ended December 31,
	2018	2017	2016
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(2.79%)	(14.59%)	(7.36%)
Effect of expenses not deductible for tax purposes	0.21%	0.47%	0.39%
Effect of income not taxable	-	-	(0.49%)
Effect of additional deduction allowed for tax purposes	(8.57%)	(0.22%)	(2.66%)
Effect of valuation allowance on deferred income tax assets	1.17%	2.66%	0.00%
Effect of income tax rate difference under different tax jurisdictions	0.89%	1.13%	1.73%
Others	(0.83%)	(2.34%)	(1.61%)
Total	15.08%	12.11%	15.00%